Financial Assets at Fair Value through Other Comprehensive Income Noncurrent - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Noncurrent Financial Assets At Fair Value Through Other Comprehensive Income [Abstract]
Dividends received	$ 296	$ 396